UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21694

MELLON OPTIMA L/S STRATEGY FUND, LLC

(Exact name of registrant as specified in charter)
BNY Mellon Financial Center
One Boston Place, 024-0071
Boston, Massachusetts 02108

(Address of principal executive offices) (Zip code)
Peter M. Sullivan, Esq.
BNY Mellon Financial Center
One Boston Place, 024-0081
Boston, Massachusetts 02108

(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 722-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1 — Schedule of Investments.
Attached hereto.
Mellon Optima L/S Strategy Fund, LLC
Schedule of Investments — December 31, 2010 (unaudited)

					Redemption
			Percentage of		Notice Period
Investment Funds	Cost	Value	Net Assets	Liquidity	(# of days)
Opportunistic
Brookside Capital Partners Fund II, L.P.	$20,000,000	$20,580,533	3.9%	Quarterly (a)	60
Eminence Partners, L.P.	17,892,267	18,619,500	3.5%	Quarterly †	45
Glenview Institutional Partners, L.P.	30,000,000	32,728,596	6.1%	Quarterly †	45
Hunter Global Investors Fund I, L.P.	17,550,335	23,864,210	4.5%	Quarterly †	30
Karsh Capital II, L.P.	17,116,519	24,547,313	4.6%	Quarterly †	30
Kingdon Associates	22,419,749	33,368,043	6.2%	Quarterly †	30
Raptor Global Portfolio Liquidating Trust	243,576	210,542	0.0%	†† ^
Raptor Private Holdings, L.P.	2,110,359	2,064,771	0.4%	†† *

	127,332,805	155,983,508	29.2%

Growth
Alydar QP Fund, L.P.	20,570,236	29,499,420	5.5%	Quarterly †	30
Conatus Capital Partners, L.P.	20,000,000	20,070,617	3.8%	Quarterly (b)	65
Fox Point QP Fund, L.P.	15,521,186	10,358,572	2.0%	Annually †	45
Highbridge Long/Short Equity Fund, L.P.	13,988,971	25,259,762	4.7%	Quarterly †	45
Maverick Fund USA, Ltd.	21,711,185	26,323,253	4.9%	Quarterly †	60
Pequot Capital	1,796,459	1,757,130	0.3%	††
Seligman Spectrum Focus Fund, LLC	15,000,000	15,350,952	2.9%	Monthly (c)	30

	108,588,037	128,619,706	24.1%

Value
Amici Qualified Associates, L.P.	20,661,818	28,933,576	5.4%	Quarterly †	45
Bay II Resource Partners, L.P.	20,500,000	31,328,000	5.9%	Quarterly †	45
Clovis Capital Partners Institutional, L.P.	25,247,705	31,491,207	5.9%	Quarterly †	45
SEG Partners II, L.P.	22,000,000	24,658,925	4.6%	Quarterly (d)	60
Shoshone Partners, L.P.	17,299,000	22,684,599	4.2%	Annually †	30

	105,708,523	139,096,307	26.0%

Global
Amiya Global Emerging Opportunities Fund, L.P.	20,000,000	24,094,780	4.5%	Quarterly †	30
Asian Century Quest Fund (QP), L.P.	16,165,482	22,658,341	4.2%	Quarterly †	45
Calypso Qualified Partners, L.P.	10,270,176	13,769,312	2.6%	Monthly †	30
Miura Global Partners II, L.P.	20,000,000	20,091,619	3.8%	Monthly †	180

	66,435,658	80,614,052	15.1%

Total Investment Funds	408,065,023	504,313,573	94.4%

Affiliated Investment
Dreyfus Institutional Preferred Plus Money Market Fund	2,973,001	2,973,001	0.6%	Daily † (e)

Total Investments	$411,038,024	507,286,574	95.0%

Other Assets in Excess of Liabilities		26,691,248	5.0%

Total Net Assets		$533,977,822	100.0%

(a)	Investment has a 1 year lock-up period. $20 million was invested on 4/1/10.

(b)	Investment has a 1 year soft lock-up period with a 1.5% early withdrawal fee. $20 million was invested on 11/1/10.

(c)	Investment has a 1 year soft lock-up period with a 4% early withdrawal fee. $15 million was invested on 8/1/10.

(d)	Investment has a 1 year soft lock-up period. $22 million was invested on 3/1/10.

(e)	Investment in affiliated money market mutual fund. The 7-day yield at 12/31/10 was 0.18%.

†	The investment amount has no lock-up or other redemption restrictions.

††	All or a portion of this investment is subject to restricted liquidity because it is currently in liquidation. The investment is expected to liquidate over the next two to five years.

^	Illiquid investment, fair valued by management. At period end, the value of this investment amounted to $210,542 or 0.04% of net assets. The valuation of this investment has been determined under the direction of the Board of Directors.

*	Illiquid investment, fair valued by management. At period end, the value of this investment amounted to $2,064,771 or 0.39% of net assets. The valuation of this investment has been determined under the direction of the Board of Directors.

Mellon Optima L/S Strategy Fund, LLC
Schedule of Investments — December 31, 2010 (unaudited)
At December 31, 2010, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $411,038,024. At December 31, 2010, accumulated net realized appreciation on investment funds was $96,248,550, consisting of $101,529,115 of gross unrealized appreciation and $5,280,565 of gross unrealized depreciation.
The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at fair value:

		Level 2 — Other
		Significant Observable	Level 3 — Significant
Investments in Securities	Level 1 — Quoted Prices ($)	Inputs ($)	Unobservable Inputs ($)	Total ($)
Investment Funds	—	—	504,313,573	504,313,573
Affiliated Investment	2,973,001	—	—	2,973,001

Total	2,973,001	—	504,313,573	507,286,574

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of 3/31/2010	481,496,577
Realized gain	(234,153)
Change in unrealized depreciation	19,892,242
Net purchases (sales)	3,158,907
Transfers in and/or out of Level 3	—
Balance as of 12/31/2010	504,313,573
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2 — Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3 — Exhibits.
Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC
By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Treasurer and Chief Financial Officer

Date:	February 28, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Treasurer and Chief Financial Officer

Date:	February 28, 2011

By:	/s/ DAVID K. MOSSMAN
David K. Mossman
President and Chief Executive Officer

Date:	February 28, 2011